Related Party Transactions (Schedule of Notes Payable Obligations to Related Parties Assumed in Acquisition) (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Related Party Transaction [Line Items]
Related Party Notes Payable	$ 2,673,467	$ 200,000	$ 485,534
Current Portion of Related Party Notes Payable	1,223,467	200,000	485,534
Long-term Portion of Related Party Notes Payable	1,450,000
Long-term Note Payable to Related Party - 1 [Member]
Related Party Transaction [Line Items]
Related Party Notes Payable	400,000		15,000
Long-term Note Payable to Related Party - 2 [Member]
Related Party Transaction [Line Items]
Related Party Notes Payable	1,073,467	200,000
Long-term Note Payable to Related Party - 3 [Member]
Related Party Transaction [Line Items]
Related Party Notes Payable	1,000,000		91,000
Long-term Note Payable to Related Party - 4 [Member]
Related Party Transaction [Line Items]
Related Party Notes Payable	$ 200,000		8,000
Long-term Note Payable to Related Party - 5 [Member]
Related Party Transaction [Line Items]
Related Party Notes Payable			25,000
Long-term Note Payable to Related Party - 6 [Member]
Related Party Transaction [Line Items]
Related Party Notes Payable			125,000
Long-term Note Payable to Related Party - 7 [Member]
Related Party Transaction [Line Items]
Related Party Notes Payable			10,000
Long-term Note Payable to Related Party - 8 [Member]
Related Party Transaction [Line Items]
Related Party Notes Payable			$ 211,534